Debt - Short-Term Notes Payable Narrative (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) loan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2023	Oct. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs	$ 151,000			$ 151,000
Interest expense				22,223,000	$ 8,291,000
Notes Payable to Banks
Short-Term Debt [Line Items]
Principal amount							$ 3,756,000
Interest rate			7.75%			7.75%	6.50%
Principal balance paid off		$ 3,756,000
Number of short-term loan agreements | loan			2
Debt instrument, term	1 year		6 months
Unamortized debt issuance costs	$ 4,000			4,000	52,000
Amortization of debt issuance costs				175,000	162,000
Interest expense				$ 928,000	$ 578,000
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount			$ 8,000,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount			$ 6,400,000